Trade Receivables, Net - Schedule of Trade Receivables (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivables	$ 91,414	$ 44,296	$ 82,927
Allowance for doubtful accounts	(9,006)	(16,422)	(8,134)
Total trade receivables, net	$ 82,408	$ 27,874	$ 74,793